Discontinued Operations - Schedule of Discontinued Operations (Details) - Cultivation Business [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Accounts receivable, net	$ 318	$ 1,149
Inventory, net	1,079	18,170
Prepaid expenses and other current assets	1,199	3,749
Current assets of discontinued operations	2,596	23,068
Loan receivable, net		11,583
Property and equipment, net	186	7,734
Operating lease right-of-use assets	504	1,803
Other non-current assets	25	141
Non-current assets of discontinued operations	715	21,261
Total assets of discontinued operations	3,311	44,329
Current liabilities:
Accounts payable	1,249	18,699
Accrued expenses and other current liabilities	5,207	9,986
Operating lease liabilities, current	261	599
Related party debt, current
Customer deposits	2,525	4,019
Current liabilities of discontinued operations	9,242	33,303
Operating lease liabilities, net of current	257	1,394
Long-term debt, net of current
Non-current liabilities of discontinued operations	257	1,394
Total liabilities	9,499	34,697
Revenue	10,212	16,868
Cost of goods sold	13,487	11,590
Gross (loss) profit	(3,275)	5,278
Selling, general and administrative	8,748	11,655
Research and development	743	2,295
Gain on settlement of contingent liabilities	(5,935)
(Gain) loss on disposal on property and equipment	(38)	144
Total operating expenses	3,518	14,094
Operating loss from discontinued operations	(6,793)	(8,816)
Other Income (Expense)
Interest expense, net		295
Loss on disposal of Cultivation business	(11,893)
Other income, net	169	1,802
Total other expense	(11,724)	2,097
Net loss from discontinued operations	(18,517)	(6,719)
Income tax effect on discontinued operations
Loss from discontinued operations, net of income taxes	(18,517)	(6,719)
Depreciation and amortization	1,421	1,896
Recovery of credit losses	(336)	(15,261)
Recovery of slow-moving inventory	(747)	(14,823)
Purchases of property and equipment	(4)	(59)
Proceeds from disposal of property and equipment	$ 20	$ 311